U. S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and Address of issuer:
               INVESCO Emerging Opportunity Funds, Inc.
               7800 E. Union Avenue
               Denver, Colorado 80237

2.    The name of each series or class of securities for which this Form is filed (if the form is being filed for all series and classes of securities of the issuer, check the box but do not list
      series or classes):                                                 x
                                                                        -----

3.    Investment Company Act File Number:       811-6234

      Securities Act File Number:               33-38336

4(a)  Last day of fiscal year for which this Form is filed: May 31, 1998

4(b) ---Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
      (See Instruction A.2)

4(c) ---Check box if this is the last time the issuer will be filing this Form.

5.    Calculation of registration fee:

      (i)   Aggregate sales price of securities
            sold during the fiscal year
            pursuant to section 24(f)                          $  586,422,243
                                                               --------------
      (ii)  Aggregate price of securities
            redeemed or repurchased during
            the fiscal year:                                   $  600,416,027
                                                               --------------
      (iii) Aggregate price of securities redeemed
            or  repurchased  during any
            prior  fiscal year ending no earlier
            than October 1, 1995 that were
            not  previously  used to reduce
            registration  fees  payable  to the
            Commission                                         $   36,791,277
                                                               --------------
      (iv)  Total available redemption credits
            [add items 5(ii) and 5(iii)]                       $  637,207,304
                                                               --------------
      (v)   Net sales - if item 5(i) is greater
            than item 5(iv) [subtract item 5(iv)
            from item 5(i)]                                    $  0
                                                               --------------




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      (vi)  Redemption  credits available for
            use in future years - if item 5(i)
            is less  than item  5(iv)
            [subtract  item  5(iv)  from
            item  5(i)]                                        $  50,785,061
                                                               --------------
      (vii) Multiplier for determining
            registration fee
            (See Instruction C.9)                                 x.000295
                                                               --------------
      (viii)Registration fee due [multiply
            item 5(v) by item 5(vii)]
            (enter "0" if no fee is due):   =                  $  0.00
                                                               --------------
6.    Prepaid Shares

      If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount
      of  securities (number  of  shares  or  other  units)   deducted   here:
      -------------. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here:----------.

7.    Interest due - if this Form is being
      filed more than  90 days after the
      end of the Issuer's fiscal year
      (see instruction D):                                     +$ 0
                                                               --------------
8.    Total of the amount of the registration
      fee due plus any interest due [line
      5(viii) plus line 7]: =                                  $  0.00
                                                               --------------
9. Date of the registration fee and any interest payment was sent to the Commission's lockbox depository:

            Method of Delivery:
                              ----  Wire Transfer
                              ----  Mail or other means

                                  SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the date indicated.

                              INVESCO Emerging Opportunity Funds, Inc.-
                                 INVESCO Small Company Growth Fund


                              By:/s/ Mark H. Williamson
                                 -----------------------------------
                                     Mark H. Williamson
                                     President


Date: August 25, 1998